Wireless Licenses, Goodwill and Other Intangible Assets - Composition of Other Intangible Assets, Net (Detail) - USD ($) $ in Millions	Mar. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Gross Amount	$ 24,910	$ 24,542
Accumulated Amortization	(15,302)	(14,767)
Net Amount	9,608	9,775
Customer Lists
Finite-Lived Intangible Assets [Line Items]
Gross Amount	3,953	3,951
Accumulated Amortization	(1,213)	(1,121)
Net Amount	2,740	2,830
Non-Network Internal-Use Software
Finite-Lived Intangible Assets [Line Items]
Gross Amount	18,958	18,603
Accumulated Amortization	(13,192)	(12,785)
Net Amount	5,766	5,818
Other
Finite-Lived Intangible Assets [Line Items]
Gross Amount	1,999	1,988
Accumulated Amortization	(897)	(861)
Net Amount	$ 1,102	$ 1,127